Loans (Details) - Schedule of Allowance for Loan Losses and the Recorded Investment in Loans - USD ($) $ in Thousands		Jun. 30, 2024	Jun. 30, 2023
Loans individually evaluated [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans individually evaluated for impairment		$ 4,599	$ 4,817
Loans individually evaluated [Member] | One-to four-family [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans individually evaluated for impairment		2,674	2,833
Loans individually evaluated [Member] | Nonresidential real estate [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans individually evaluated for impairment		1,925	1,717
Loans individually evaluated [Member] | Home Equity [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans individually evaluated for impairment			267
Loans acquired with deteriorated credit quality [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans individually evaluated for impairment	[1]	175	196
Loans acquired with deteriorated credit quality [Member] | One-to four-family [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans individually evaluated for impairment	[1]	175	196
Loans acquired with deteriorated credit quality [Member] | Nonresidential real estate [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans individually evaluated for impairment	[1]
Loans acquired with deteriorated credit quality [Member] | Home Equity [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans individually evaluated for impairment	[1]
Ending loans balance [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans individually evaluated for impairment		4,744	5,013
Loans collectively evaluated for impairment		330,378
Ending loans balance [Member] | Loans individually and Collectively Evaluated for Impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Total loand by Portfolio		335,152	315,441
Ending loans balance [Member] | Loans Collectivelly Evaluated for Impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment			310,428
Ending loans balance [Member] | One-to four-family [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans individually evaluated for impairment		2,849	3,029
Ending loans balance [Member] | Nonresidential real estate [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans individually evaluated for impairment		1,925	1,717
Loans collectively evaluated for impairment		32,383
Ending loans balance [Member] | Nonresidential real estate [Member] | Loans Collectivelly Evaluated for Impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment			28,500
Ending loans balance [Member] | Home Equity [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans individually evaluated for impairment			267
Loans collectively evaluated for impairment		10,644
Ending loans balance [Member] | Home Equity [Member] | Loans Collectivelly Evaluated for Impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment			8,950
Ending loans balance [Member] | One- to four-family [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment		253,367
Ending loans balance [Member] | One- to four-family [Member] | Loans Collectivelly Evaluated for Impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment			237,047
Ending loans balance [Member] | Multi-family [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment		15,815
Ending loans balance [Member] | Multi-family [Member] | Loans Collectivelly Evaluated for Impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment			19,067
Ending loans balance [Member] | Construction [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment		13,815
Ending loans balance [Member] | Construction [Member] | Loans Collectivelly Evaluated for Impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment			12,294
Ending loans balance [Member] | Land [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment		964
Ending loans balance [Member] | Land [Member] | Loans Collectivelly Evaluated for Impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment			470
Ending loans balance [Member] | Farm [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment		1,169
Ending loans balance [Member] | Farm [Member] | Loans Collectivelly Evaluated for Impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment			1,346
Ending loans balance [Member] | Commercial and Industrial [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment		700
Ending loans balance [Member] | Commercial and Industrial [Member] | Loans Collectivelly Evaluated for Impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment			1,184
Ending loans balance [Member] | Loans on deposits [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment		819
Ending loans balance [Member] | Loans on deposits [Member] | Loans Collectivelly Evaluated for Impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment			855
Ending loans balance [Member] | Automobile [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment		117
Ending loans balance [Member] | Automobile [Member] | Loans Collectivelly Evaluated for Impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment			104
Ending loans balance [Member] | Unsecured [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment		585
Ending loans balance [Member] | Unsecured [Member] | Loans Collectivelly Evaluated for Impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment			611
Ending allowance attributed to loans [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans individually evaluated for impairment
Loans collectively evaluated for impairment		2,127
Ending allowance attributed to loans [Member] | Loans individually and Collectively Evaluated for Impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Total loand by Portfolio		2,127	1,634
Ending allowance attributed to loans [Member] | Loans Collectivelly Evaluated for Impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment			1,634
Ending allowance attributed to loans [Member] | One-to four-family [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans individually evaluated for impairment
Ending allowance attributed to loans [Member] | Nonresidential real estate [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans individually evaluated for impairment
Loans collectively evaluated for impairment		192
Ending allowance attributed to loans [Member] | Nonresidential real estate [Member] | Loans Collectivelly Evaluated for Impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment			405
Ending allowance attributed to loans [Member] | Home Equity [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans individually evaluated for impairment		0
Loans collectively evaluated for impairment		14
Ending allowance attributed to loans [Member] | Home Equity [Member] | Loans Collectivelly Evaluated for Impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment			23
Ending allowance attributed to loans [Member] | One- to four-family [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment		1,661
Ending allowance attributed to loans [Member] | One- to four-family [Member] | Loans Collectivelly Evaluated for Impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment			857
Ending allowance attributed to loans [Member] | Multi-family [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment		100
Ending allowance attributed to loans [Member] | Multi-family [Member] | Loans Collectivelly Evaluated for Impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment			278
Ending allowance attributed to loans [Member] | Construction [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment		122
Ending allowance attributed to loans [Member] | Construction [Member] | Loans Collectivelly Evaluated for Impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment			41
Ending allowance attributed to loans [Member] | Land [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment		28
Ending allowance attributed to loans [Member] | Land [Member] | Loans Collectivelly Evaluated for Impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment			1
Ending allowance attributed to loans [Member] | Farm [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment		4
Ending allowance attributed to loans [Member] | Farm [Member] | Loans Collectivelly Evaluated for Impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment			4
Ending allowance attributed to loans [Member] | Commercial and Industrial [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment		3
Ending allowance attributed to loans [Member] | Commercial and Industrial [Member] | Loans Collectivelly Evaluated for Impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment			23
Ending allowance attributed to loans [Member] | Loans on deposits [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment
Ending allowance attributed to loans [Member] | Loans on deposits [Member] | Loans Collectivelly Evaluated for Impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment			1
Ending allowance attributed to loans [Member] | Automobile [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment
Ending allowance attributed to loans [Member] | Automobile [Member] | Loans Collectivelly Evaluated for Impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment
Ending allowance attributed to loans [Member] | Unsecured [Member] | Loans individually evaluated for impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment		$ 3
Ending allowance attributed to loans [Member] | Unsecured [Member] | Loans Collectivelly Evaluated for Impairment [Member]
Schedule of Amortized Cost Basis of Collateral-Dependent Loans [Line Items]
Loans collectively evaluated for impairment			$ 1

[1]	These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.